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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                       ------------------

                        This Amendment (Check only one.):
                        [_]     is a restatement.
                        [_]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:
/S/ BRIAN S. KRIFTCHER
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

November 14, 2000
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         39

Form 13F Information Table Value Total:

         $1,147,139(thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

                  NONE




                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

 A T & T CORP COM               COMMON STOCK     001957109    20127   685190 SH       SOLE                 685190        0        0
 ADECCO SA SPONS ADR            ADRS STOCKS      006754105      468     5700 SH       SOLE                   5700        0        0
 ALTEON WEBSYSTM                COMMON STOCK     02145A109    74562   687900 SH       SOLE                 687900        0        0
 APPLIED MATERIALS INC COM      COMMON STOCK     038222105      471     7943 SH       SOLE                   7943        0        0
 BESTFOODS INC COM              COMMON STOCK     08658U101   246015  2129060 SH       SOLE                2129060        0        0
 BP AMOCO PLC SPONS ADR         ADRS STOCKS      055622104     7235   136500 SH       SOLE                 136500        0        0
 CHARLES SCHWAB CORP COM        COMMON STOCK     808513105     3485    98183 SH       SOLE                  98183        0        0
 CLEAR CHANNEL COMMUNICATIONS   COMMON STOCK     184502102    29709   525820 SH       SOLE                 525820        0        0
 CLEARNET COMMUNICATIONS INC    COMMON STOCK     184902104     6142   138600 SH       SOLE                 138600        0        0
 COMMERCE ONE INC COM STK       COMMON STOCK     200693109     4989    63552 SH       SOLE                  63552        0        0
 CORNING INC COM                COMMON STOCK     219350105    35296   118843 SH       SOLE                 118843        0        0
 DELHAIZE AMER INC CL-A COM STK COMMON STOCK     246688105     1024    58740 SH       SOLE                  58740        0        0
 DEVON ENERGY CORP COM STK      COMMON STOCK     25179M103     1029    17104 SH       SOLE                  17104        0        0
 DONALDSON LUFKIN & JENRETTE    COMMON STOCK     257661108   163519  1828300 SH       SOLE                1828300        0        0
 EQUITY OFFICE PROPERTIES TRUST REITS/RICS       294741103     4719   151910 SH       SOLE                 151910        0        0
 FIRST SEC CORP DEL COM         COMMON STOCK     336294103    18418  1129100 SH       SOLE                1129100        0        0
 FLEXTRONICS INTL LTD USD SHS   COMMON STOCK     Y2573F102     6045    73609 SH       SOLE                  73609        0        0
 GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     6037    69240 SH       SOLE                  69240        0        0
 GENTIVA HEALTH SERV INC COM    COMMON STOCK     37247A102      291    22855 SH       SOLE                  22855        0        0
 GLOBAL CROSSING LTD COM        COMMON STOCK     G3921A100     2253    72668 SH       SOLE                  72668        0        0
 INTL PAPER CO COM              COMMON STOCK     460146103      672    23432 SH       SOLE                  23432        0        0
 JDS UNIPHASE CORP COM STK      COMMON STOCK     46612J101    36436   384800 SH       SOLE                 384800        0        0
 LUCENT TECHNOLOGIES INC COM    COMMON STOCK     549463107     8746   286160 SH       SOLE                 286160        0        0
 LYCOS INC COM                  COMMON STOCK     550818108     4174    60700 SH       SOLE                  60700        0        0
 MALLINCKRODT INC               COMMON STOCK     561232109    20198   442700 SH       SOLE                 442700        0        0
 MICROSOFT CORP COM             COMMON STOCK     594918104     6616   109700 SH       SOLE                 109700        0        0
 MMC NETWORKS INC COM           COMMON STOCK     55308N102     2530    20000 SH       SOLE                  20000        0        0
 MOTOROLA INC COM               COMMON STOCK     620076109     8178   289500 SH       SOLE                 289500        0        0
 NORTEL NETWORKS CORP COM STK   COMMON STOCK     656568102   111711   174804 SH       SOLE                 174804        0        0
 PAINE WEBBER GROUP INC   COM   COMMON STOCK     695629105    43941   645000 SH       SOLE                 645000        0        0
 PFIZER INC COM                 COMMON STOCK     717081103    20016   445417 SH       SOLE                 445417        0        0
 PHARMACIA CORPORATION          COMMON STOCK     71713U102    28002   465241 SH       SOLE                 465241        0        0
 QWEST COMMUN INTL COM          COMMON STOCK     749121109    48847   610165 SH       SOLE                 610165        0        0
 RIO ALGOM LTD CAD CO M NPV     COMMON STOCK     766889109     5388   283600 SH       SOLE                 283600        0        0
 TELEGLOBE INC CAD CO M NPV     COMMON STOCK     87941V100    59541  2835300 SH       SOLE                2835300        0        0
 TEXAS INSTRUMENTS IN C USD1 CO COMMON STOCK     882508104     6645   140829 SH       SOLE                 140829        0        0
 VIACOM INC CL B COM            COMMON STOCK     925524308    10196   174290 SH       SOLE                 174290        0        0
 YOUNG & RUBICAM INC COM STK    COMMON STOCK     987425105    90681  1831932 SH       SOLE                1831932        0        0
 ZIFF DAVIS INC                 COMMON STOCK     989511100     2787   343000 SH       SOLE                 343000        0        0
 REPORT SUMMARY                 39 DATA RECORDS             1147139        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED